                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          MetLife of CT Separate Account Eleven for Variable Annuities

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

                    SUPPLEMENT DATED DECEMBER 14, 2009 TO THE
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

The information below supplements, and to the extent inconsistent therewith, replaces information contained in the Prospectuses for the above-named variable annuity contracts. This supplement should be read carefully in its entirety and kept together with the Prospectus for future reference.

1. UNDERLYING FUND REORGANIZATION

Effective on or about December 14, 2009, the assets of Credit Suisse Trust--International Equity Flex II Portfolio (the "Acquired Portfolio"), were transferred to Credit Suisse Trust--International Equity Flex III Portfolio (the "Acquiring Portfolio") in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio was liquidated and shares of beneficial interest of the Acquiring Portfolio with the same aggregate net asset value as their shares of beneficial interest of the Acquired Portfolio were distributed on a tax-free basis to the shareholders of the Acquired Portfolio.

Any elections existing Contract Owners have on file for the Acquired Portfolio for the allocation of Contract Value will be redirected to the Acquiring Portfolio. References in the Prospectus and Statement of Additional Information to the Acquired Portfolio, including references to the Monitored Portfolios in the Transfers section of the Prospectus, are deemed to refer to the Acquiring Portfolio.

The following table presents the Acquiring Portfolio's management fee, distribution and/or service (12b-1) fees, and other expenses. The Acquiring Portfolio provided this information and we have not independently verified it.

                                   DISTRIBUTION                                TOTAL     CONTRACTUAL FEE    NET TOTAL
                                      AND/OR                 ACQUIRED FUND     ANNUAL        WAIVER          ANNUAL
                      MANAGEMENT      SERVICE       OTHER      FEES AND      OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:         FEE       (12B-1) FEES   EXPENSES     EXPENSES*      EXPENSES    REIMBURSEMENT    EXPENSES**
----------------      ----------   ------------   --------   -------------   ---------   ---------------   ----------
CREDIT SUISSE
   TRUST
International
   Equity Flex II
   Portfolio (1)...      1.00%          --          1.35%          --          2.35%           --             2.35%

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

(1) The information shown in this table is estimated for the fiscal year ending December 31, 2009 in order to reflect anticipated expenses.

Please be advised that our forms and communications with you may temporarily continue to refer to the Acquired Portfolio until we are able to revise such documents.

2. MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the subsection of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

                                                                                      MINIMUM   MAXIMUM
                                                                                      -------   -------
TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                          0.52%     2.35%

3. EXAMPLE

The information below replaces the table contained in the section of the prospectuses titled "Example."

Scudder Advocate Advisor Annuity:

                                                                                    IF CONTRACT IS NOT SURRENDERED OR
                                             IF CONTRACT IS SURRENDERED AT THE      ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                   SHOWN:
                                             ------------------------------------    ------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                             ------   -------   -------   -------    ------   -------   -------  --------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................    $548    $1,636    $2,713    $5,359      $548    $1,636    $2,713    $5,359
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................    $369    $1,117    $1,879    $3,850      $369    $1,117    $1,879    $3,850

Scudder Advocate Advisor-ST1 Variable Annuity:

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                             IF CONTRACT IS SURRENDERED AT THE       ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                    SHOWN:
                                             ------------------------------------    ------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS   10 YEARS
                                             ------   -------   -------   -------    ------   -------   -------  --------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................    $560    $1,671    $2,769    $5,454      $560    $1,671    $2,769    $5,454
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................    $382    $1,154    $1,940    $3,966      $382    $1,154    $1,940    $3,966

Scudder Advocate Rewards Annuity:

                                                                                     IF CONTRACT IS NOT SURRENDERED OR
                                             IF CONTRACT IS SURRENDERED AT THE       ANNUITIZED AT THE END OF PERIOD
                                             END OF PERIOD SHOWN:                    SHOWN:
                                             ------------------------------------    ------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS   10 YEARS
                                             ------   -------   -------   -------    ------   -------   -------  --------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................   $1,349   $2,359     $3,258   $5,368     $549    $1,639     $2,718   $5,368
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL
   OPERATING EXPENSES.....................   $1,170   $1,840     $2,425   $3,860     $370    $1,120     $1,885   $3,860

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1- 866-376-0389.

The Other Expenses of the Acquired Portfolio for the year ended December 31, 2008 as provided by the Acquired Portfolio and listed in the "Underlying Fund Fees and Expenses" table are incorrect. The correct ratio for Other Expenses was 1.42%, and the correct Total Underlying Fund Expenses were 2.68%.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.